Employee Benefits - Summary of Current Longevities Underlying Value of Liabilities in Defined Benefit Plans (Details)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Longevity at Age 65 for Current Pensioners | Males
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	21 years 10 months 24 days	22 years 1 month 6 days	22 years
Longevity at Age 65 for Current Pensioners | Females
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	24 years 7 months 6 days	24 years 8 months 12 days	24 years 8 months 12 days
Longevity at Age 65 for Current Members Aged 45 | Males
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	23 years 4 months 24 days	23 years 6 months	23 years 6 months
Longevity at Age 65 for Current Members Aged 45 | Females
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	26 years	26 years 1 month 6 days	26 years